Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Broken Coast Cannabis Ltd.	LATAM Holdings Inc.	January 2020 bought deal	June 2018 bought deal	Share capital	Share capital Broken Coast Cannabis Ltd.	Share capital LATAM Holdings Inc.	Share capital January 2020 bought deal	Share capital June 2018 bought deal	Warrants	Reserve of share-based payments [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Retained earnings [member] Nuuvera Holdings Limited	Non-controlling interests [member]	Non-controlling interests [member] Nuuvera Holdings Limited	Non-controlling interests [member] LATAM Holdings Inc.
Balance (in shares) at May. 31, 2018						210,169,924
Shares issuance - Bought Deal					$ 245,925					$ 245,925
Shares issuance - Bought Deal (in shares)										21,835,510
Balance at May. 31, 2018	$ 1,173,593					$ 1,113,981					$ 1,375	$ 22,006	$ (801)	$ 27,452		$ 9,580
Share issuance - acquisition		$ 297	$ 285,241				$ 297	$ 273,900										$ 11,341
Share issuance - acquisition (in shares)							19,963	15,678,310
Share issuance - options exercised	5,096					$ 15,029						(9,933)
Share issuance - options exercised (in shares)						2,632,078
Share issuance - warrants exercised	1,723					$ 1,762					(39)
Share issuance - warrants exercised (in shares)						550,335
Share issuance - deferred share units	953					$ 953
Share issuance - deferred share units (in shares)						103,000
Income tax recovery on share issuance costs	3,426					$ 3,426
Share-based payments	24,078											24,078
Elimination of CTA on disposal of equity investee													801	(801)
Non-controlling interests	9,439															9,439
Comprehensive income (loss) for the year	(16,618)												(119)	(14,548)		(1,951)
Balance at May. 31, 2019	1,733,153					$ 1,655,273					1,336	36,151	(119)	12,103		28,409
Balance (in shares) at May. 31, 2019						250,989,120
Shares issuance - Bought Deal				$ 99,727					$ 99,727
Shares issuance - Bought Deal (in shares)									14,044,944
Share issuance - options exercised	4,102					$ 6,950						(2,848)
Share issuance - options exercised (in shares)						1,293,745
Share issuance - warrants exercised	1,150					$ 1,150
Share issuance - warrants exercised (in shares)						766,372
Share issuance - deferred share units	1,962					$ 1,962
Share issuance - deferred share units (in shares)						398,050
Share issuance—debt settlement	78,063					$ 78,063
Share issuance—debt settlement,Shares						18,860,505
Share issuance—RSUs exercised	4,428					$ 4,428
Share issuance—RSUs exercised,Shares						667,529
Cancelled shares						$ (615)								615
Cancelled shares,Shares						(500,000)
Expired options												(15,984,000)		15,984,000
Expired warrants											(976)			976
Share-based payments	10,402											10,402
Nuuvera Malta acquisition															$ (82)		$ 82
Non-controlling interests	(8,861)															(8,861)
Comprehensive income (loss) for the year	(85,784)												(1,150)	(90,811)		6,177
Balance at May. 31, 2020	$ 1,838,342					$ 1,846,938					$ 360	$ 27,721	$ (1,269)	$ (61,215)		$ 25,807
Balance (in shares) at May. 31, 2020						286,520,265